Note 8 - Long-term Incentive Plan (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Block One [Member]	Mar. 31, 2012 Block One [Member]	Dec. 31, 2013 Block Two [Member]	Mar. 31, 2012 Block Two [Member]	Dec. 31, 2013 Block Three [Member]	Dec. 31, 2013 Block Four [Member]	Dec. 31, 2013 Block Five [Member]	Dec. 31, 2013 For Employees Who Are Ten Percent Shareholders [Member]	Dec. 31, 2013 For Other Employees [Member]	Dec. 31, 2013 Common Class A [Member] Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Dec. 31, 2013 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Weighted Average [Member]
Note 8 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)												1,300,000	1,300,000
Minimum Percentage of Grant Date Fair Market Value for Exercise Price	100.00%
Minimum Percentage of Fair Market Value for Incentive Stock Option Price										110.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)													760,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years												5 years
Share Based Payment Award Term													10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			2 years 197 days		3 years 197 days		4 years 197 days	5 years 197 days	6 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 98 days		6 years 281 days		7 years 98 days	7 years 281 days	8 years 98 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate														60.90%	61.70%	61.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														2.06%	2.28%
Number of Years After Options Vested, Stock Price Reach Predetermined Vesting Price	3 years
Allocated Share-based Compensation Expense (in Dollars)	$ 118,000	$ 233,000
Predetermined Vesting Price (in Dollars per share)			$ 3.43	$ 3.43	$ 4.69	$ 4.69	$ 6.43	$ 8.81	$ 12.07
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	$ 200,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 324 days